Financial Risk Management - Market Risk - Equity and equity-related holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Net gains (losses) on investments	$ (1,733.9)	$ 3,445.1
Cash proceeds from sales of interests in associates	192.9	809.2
IIFL Finance Limited
Financial Risk Management
Net gain on sale of investments		42.0
Common stocks
Financial Risk Management
Net gains (losses) on investments	(242.7)	1,333.4
Net gain on sale of investments	364.5	483.4
Preferred stocks
Financial Risk Management
Net gains (losses) on investments	(4.4)	2.8
Net gain on sale of investments	1.4	0.7
Equity price risk
Financial Risk Management
Investments in associates, at fair value	8,183.3	7,192.1
Exposure/Notional amount	15,952.4	16,265.7
Carrying value	12,749.1	12,435.3
Net gains (losses) on investments	(243.8)	2,312.1
Equity price risk | Common stocks
Financial Risk Management
Exposure/Notional amount	5,234.4	5,845.5
Carrying value	5,234.4	5,845.5
Net gains (losses) on investments	(242.7)	1,333.4
Equity price risk | Preferred stocks
Financial Risk Management
Exposure/Notional amount	44.2	54.5
Carrying value	44.2	54.5
Net gains (losses) on investments	(4.4)	2.8
Equity price risk | Bonds - convertible
Financial Risk Management
Exposure/Notional amount	414.5	583.4
Carrying value	414.5	583.4
Net gains (losses) on investments	(237.0)	101.3
Equity price risk | Investments in associates
Financial Risk Management
Exposure/Notional amount	8,183.3	7,192.1
Carrying value	6,786.6	5,496.6
Net gains (losses) on investments	45.1	52.7
Equity price risk | Sale and deconsolidation of non-insurance subsidiaries
Financial Risk Management
Net gains (losses) on investments	4.4	190.3
Equity price risk | Equity derivatives
Financial Risk Management
Exposure/Notional amount	2,076.0	2,590.2
Carrying value	269.4	455.3
Net gains (losses) on investments	190.8	631.6
Equity price risk | Long equity total return swaps on Fairfax subordinate voting shares
Financial Risk Management
Net gains (losses) on investments	$ 255.4	$ 222.7